NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Accounts Receivable, Gross	$ 835,177
Allowance for bad debt	41,759
Accounts Receivable, Net	793,418
Bad debt expense	$ 17,614	$ 6,250